Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 04, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2013